Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Trading Symbol	WAC
Entity Registrant Name	WALTER INVESTMENT MANAGEMENT CORP
Entity Central Index Key	0001040719